Performance Management	Sep. 30, 2026
SanJac Alpha Low Duration ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund’s total return. The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with those of a broad measure of market performance. Updated performance information is also available on the Fund’s website at https://sanjacalpha.com/etf-sjld/. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Return as of December 31
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of June 30, 2026 was 1.76%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 1.80% for the quarter ended September 30, 2025, and the lowest return for a calendar quarter was 0.98% for the quarter ended June 30, 2025.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.76%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.80%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	0.98%
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://sanjacalpha.com/etf-sjld/
SanJac Alpha Core Plus Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund’s total return. The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with those of a broad measure of market performance. Updated performance information is also available on the Fund’s website at https://sanjacalpha.com/etf-sjcp/. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund’s total return.
Bar Chart [Heading]	Calendar Year Return as of December 31
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of June 30, 2026 was 0.70%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 2.06% for the quarter ended September 30, 2025, and the lowest return for a calendar quarter was 0.96% for the quarter ended June 30, 2025.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	0.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	2.06%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	0.96%
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	https://sanjacalpha.com/etf-sjcp/